Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Production Costs [Line Items]
Materials and consumables	$ 381,446	$ 284,215
Employee compensation and benefits expense	317,081	262,753
Contractors	226,095	125,242
Utilities	48,675	39,242
Other (recovery) expense	34,165	18,198
Changes in inventories	(81,983)	(32,978)
Production Costs	925,479	696,672
NRV adjustments to inventory	$ 8,700	$ (16,200)